Condensed Financial Information of the Parent Company (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current Assets
Cash and cash equivalents	$ 7,287,032	$ 9,130,849	$ 657,767	$ 65,570
Advance to suppliers	154,135	319,088
Loan receivable and accrued interest	1,567,500
Deferred cost	510,617
Amounts due from related parties	768,341
Prepayments, receivables and other current assets	4,618,740	707,337
Total Current Assets	19,636,313	15,588,100
Construction in progress	328,372	649,235
Deferred tax assets, net	112,839	13,504
Total Non-current Assets	2,065,865	1,882,733
TOTAL ASSETS	21,702,178	17,470,833
Current Liabilities
Short-term convertible note	6,643,463
Amounts due to related parties		2,483,094
Accrued expenses and other liabilities	2,237,305	691,522
Total Current Liabilities	12,264,314	6,321,372
TOTAL LIABILITIES	12,300,825	6,363,078
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, unlimited shares authorized, 38,667,707 shares issued and 34,667,707 shares outstanding as of March 31, 2020; 22,706,701 shares issued and outstanding as of March 31, 2019)	34,667	22,706
Additional paid-in capital	17,161,346	7,950,782
Retained earnings/(Deficits)	(7,204,000)	3,083,872
Total Shareholders' Equity	9,401,353	11,107,755	3,285,775	1,852,646
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	21,702,178	17,470,833
Parent Company [Member]
Current Assets
Cash and cash equivalents	6,988	3,544,162
Advance to suppliers		106,500
Loan receivable and accrued interest	1,567,500
Deferred cost	50,000
Amounts due from related parties	13,820,530	5,668,256
Prepayments, receivables and other current assets	230,266	133,400
Total Current Assets	15,675,284	9,452,318
Construction in progress	180,000
Deferred tax assets, net	1,282	1,282
Total Non-current Assets	181,282	1,282
TOTAL ASSETS	15,856,566	9,453,600
Current Liabilities
Short-term convertible note	6,643,463
Amounts due to related parties	1,530,450	1,530,450
Accrued expenses and other liabilities	134,308
Total Current Liabilities	8,308,221	1,530,450
TOTAL LIABILITIES	8,308,221	1,530,450
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, unlimited shares authorized, 38,667,707 shares issued and 34,667,707 shares outstanding as of March 31, 2020; 22,706,701 shares issued and outstanding as of March 31, 2019)	34,667	22,706
Additional paid-in capital	17,161,346	7,950,782
Retained earnings/(Deficits)	(9,647,668)	(50,338)
Total Shareholders' Equity	7,548,345	7,923,150
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 15,856,566	$ 9,453,600